ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	$ 1,613	$ 1,691
Additional provisions recognized	766	511
Reduction arising from payments/derecognition	(551)	(502)
Accretion expenses	16	17
Change in discount rate	(226)	5
Change in other estimates	(9)	(65)
Foreign currency translation	(50)	(44)
Other provisions at end of period	1,559	1,613
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	665	673
Additional provisions recognized	5	6
Reduction arising from payments/derecognition	(12)	(17)
Accretion expenses	16	17
Change in discount rate	(214)	12
Change in other estimates	(3)	(20)
Foreign currency translation	(14)	(6)
Other provisions at end of period	443	665
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	232	253
Additional provisions recognized	236	248
Reduction arising from payments/derecognition	(277)	(249)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(6)	(14)
Foreign currency translation	(7)	(6)
Other provisions at end of period	178	232
Other
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	716	765
Additional provisions recognized	525	257
Reduction arising from payments/derecognition	(262)	(236)
Accretion expenses	0	0
Change in discount rate	(12)	(7)
Change in other estimates	0	(31)
Foreign currency translation	(29)	(32)
Other provisions at end of period	$ 938	$ 716